SUBSEQUENT EVENTS (Details) - O 2025 Q1 Dividends	3 Months Ended
Mar. 31, 2025 $ / shares
SUBSEQUENT EVENTS
Dividends payable, date declared	Mar. 14, 2025
Dividends payable, date of record	Apr. 23, 2025
Class A ordinary shares
SUBSEQUENT EVENTS
Dividends per share, declared	$ 0.35
ADS
SUBSEQUENT EVENTS
Dividends per share, declared	$ 0.7